EUROPACIFIC GROWTH FUND, INC.
        333 South Hope Street, Los Angeles, California  90071
                          (213) 486-9200

June 4, 1998

Document Control
U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:  EUROPACIFIC GROWTH FUND, INC.
     FILE NOS. 2-83847 AND 811-3734



Gentlemen:

      Pursuant to Rule 497(j), I hereby certify that no changes have been made to the form of prospectus and Statement of Additional Information since the electronic filing on 5/28/98 of Registrant's Post-Effective Amendment No. 18 under The Securities Act of 1933 and Amendment No. 18 under The Investment Company Act of 1940.

       Sincerely,

       Vincent P. Corti
       Secretary